Leases - Summary of the lease payments for low-value assets and short-term leases (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Low-value assets		₩ 7,016	₩ 6,888
Short-term lease	[1]	1,841	268
Total		₩ 8,857	₩ 7,156

[1]	The payments for leases with terms less than 1 month are included.